Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives [Abstract]
Interest-rate swaps designated as cash flow hedges

	2012	2011
Subordinated debentures
Notional amount	$5,000	$5,000
Fixed interest rate payable	5.54%	5.54%
Variable interest rate receivable (Three month LIBOR plus 3.10%)	3.41%	3.67%
Unrealized gains (losses)	(131)	(192)
Maturity date	March 26, 2014

CDARS deposits
Notional amount	$10,250	$10,250
Fixed interest rate payable	3.19%	3.19%
Variable interest rate receivable (One month LIBOR plus 0.55%)	0.76%	0.84%
Unrealized gains (losses)	(428)	(569)
Maturity date	October 9, 2014

	2012	2011
FHLB Advance
Notional amount	$5,000	$5,000
Fixed interest rate payable	3.54%	3.54%
Variable interest rate receivable (Three month LIBOR plus 0.22%)	0.53%	0.78%
Unrealized gains (losses)	(395)	(443)
Maturity date	September 20, 2015

FHLB Advance
Notional amount	$10,000	$10,000
Fixed interest rate payable	3.69%	3.69%
Variable interest rate receivable (Three month LIBOR plus 0.25%)	0.57%	0.66%
Unrealized gains (losses)	(1,030)	(1,057)
Maturity date	July 19, 2016

Net gains (losses) recorded in accumulated other comprehensive income (loss) and Income relating to the cash flow derivative

	Net amount of gain (loss) recognized in OCI (Effective Portion) 2012	Net amount of gain (loss) reclassified from OCI to interest income 2012	Net amount of gain (loss) recognized in other non interest income (Ineffective Portion) 2012

Interest rate contracts	$182	$—	$—

	Net amount of gain (loss) recognized in OCI (Effective Portion) 2011	Net amount of gain (loss) reclassified from OCI to interest income 2011	Net amount of gain (loss) recognized in other non interest income (Ineffective Portion) 2011

Interest rate contracts	$(502)	$—	$—

Cash flow hedges included in Consolidated Balance Sheets

	2012
	Notional Amount	Fair Value
Included in other liabilities:
Interest rate swaps related to	$(5,000)	$(131)
Subordinated debentures
CDARS deposits	(10,250)	(428)
FHLB advances	(15,000)	(1,425)

Total included in other liabilities		$(1,984)

	2011
	Notional Amount	Fair Value
Included in other liabilities:
Interest rate swaps related to	$(5,000)	$(192)
Subordinated debentures
CDARS deposits	(10,250)	(569)
FHLB advances	(15,000)	(1,500)

Total included in other liabilities		$(2,261)

Interest Rate Swaps Designated as Fair Value Hedges

2011
Brokered deposits
Notional amount	$5,000
Variable interest rate payable (One month LIBOR less 0.25%)	0.03%
Fixed interest rate receivable	1.25%
Maturity date	September 15, 2020

Fair value hedge included in the Consolidated Balance Sheets

	2011
	Notional Amount	Fair Value
Included in other liabilities:
Interest rate swaps related to brokered deposits	$(5,000)	$(22)

Total included in other liabilities		$(22)